UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: One Maritime Plaza, Suite 1300
         San Francisco, CA  94111

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     415-981-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     San Francisco, CA     February 08, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $768,672 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     5722    87129 SH       SOLE                    87129        0        0
BAXTER INTERNATIONAL           RIGHTSCV         071813125        0    66000 SH       SOLE                    66000        0        0
CARDINAL HEALTH INC            COM              14149Y108    61314  1054417 SH       SOLE                  1054417        0        0
CHEVRONTEXACO CORP             COM              166764100      273     5200 SH       SOLE                     5200        0        0
CHIRON CORP                    DBCV  1.625% 8/0 170040AG4     1500  1600000 PRN      SOLE                  1600000        0        0
CITADEL BROADCASTING CORP      COM              17285T106    19899  1229875 SH       SOLE                  1229875        0        0
CITADEL BROADCASTING CORP      NOTE  1.875% 2/1 17285TAB2     2253  2500000 PRN      SOLE                  2500000        0        0
CLOROX CO DEL                  COM              189054109    97677  1657347 SH       SOLE                  1657347        0        0
COX RADIO INC                  CL A             224051102    17908  1086670 SH       SOLE                  1086670        0        0
CYPRESS SEMICONDUCTOR CORP     NOTE  1.250% 6/1 232806AH2     2210  2100000 PRN      SOLE                  2100000        0        0
DREYERS GRAND ICE CREAM HL I   COM A CALL PUT   261877104      684     8500 SH       SOLE                     8500        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      245     5000 SH       SOLE                     5000        0        0
EXXON MOBIL CORP               COM              30231G102      271     5296 SH       SOLE                     5296        0        0
FEDERAL NATL MTG ASSN          COM              313586109      271     3800 SH       SOLE                     3800        0        0
GENERAL ELEC CO                COM              369604103      360     9850 SH       SOLE                     9850        0        0
IRON MTN INC PA                COM              462846106     5347   175357 SH       SOLE                   175357        0        0
LIZ CLAIBORNE INC              COM              539320101    20230   479275 SH       SOLE                   479275        0        0
LSI LOGIC CORP                 NOTE  4.000%11/0 502161AG7     1492  1500000 PRN      SOLE                  1500000        0        0
MICROSOFT CORP                 COM              594918104    68860  2577100 SH       SOLE                  2577100        0        0
NIKE INC                       CL B             654106103    68153   751490 SH       SOLE                   751490        0        0
PAYCHEX INC                    COM              704326107    49600  1455410 SH       SOLE                  1455410        0        0
PROGRESSIVE CORP OHIO          COM              743315103    97000  1143328 SH       SOLE                  1143328        0        0
SEALED AIR CORP NEW            COM              81211K100    46068   864795 SH       SOLE                   864795        0        0
US BANCORP DEL                 COM NEW          902973304      313     9993 SH       SOLE                     9993        0        0
VIACOM INC                     CL B             925524308    66143  1817627 SH       SOLE                  1817627        0        0
WATERS CORP                    COM              941848103    62824  1342670 SH       SOLE                  1342670        0        0
WELLS FARGO & CO NEW           COM              949746101    72055  1159378 SH       SOLE                  1159378        0        0